SUPPLEMENTAL BALANCE SHEET AND CASH FLOW INFORMATION (Details 3) (USD $) In Millions, unless otherwise specified	3 Months Ended	6 Months Ended		12 Months Ended			0 Months Ended
	May 05, 2013	Aug. 04, 2013	Jul. 29, 2012	Feb. 03, 2013	Jan. 29, 2012	Jan. 30, 2011	Nov. 08, 2012 Old Senior Subordinated Notes	May 15, 2012 Old Senior Subordinated Notes	Feb. 08, 2013 Repayment of Debt Old Senior Subordinated Notes
SUPPLEMENTAL BALANCE SHEET AND CASH FLOW INFORMATION
Cash paid for interest		$ 304	$ 351	$ 621	$ 356	$ 363
Supplemental Cash Flow Information
Original issue discount and PIK interest paid	364	364		502
Debt redeemed							930	1	889
Cash paid for income taxes, net of (refunds)		$ 5	$ 2	$ 1	$ 5	$ (216)